PENSION PLANS AND POSTRETIREMENT BENEFITS - Defined contribution pension plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND POSTRETIREMENT BENEFITS
Defined contribution expense	$ 14.8	$ 13.9	$ 13.2